Statement of Changes in Net Assets Available for Benefits - EBP 022 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Interest and dividend income	$ 27,750,520
Interest on notes receivable from participants	333,280
Net appreciation in fair value of investments	78,375,585
Subtotal of additions	106,459,385
Contributions
Employer contributions	14,195,950
Participant contributions	14,589,405
Rollovers	1,790,287
Subtotal of contributions	30,575,642
Total additions	137,035,027
Deductions
Benefits paid to participants	88,064,122
Administrative expenses	269,123
Subtotal of Deductions	88,333,245
Total Net increase in net assets	48,701,782
Beginning of year	875,636,357
End of year	$ 924,338,139